Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Net intangible assets consists of the following:

	December 31, 2013	December 31, 2012
Loan acquisition costs	$59,101	$27,800
Customer lists	125,525	125,525
Less impairment on customer lists	(48,249)	(48,249)
Total	136,377	105,076
Less accumulated amortization	(131,160)	(85,199)
Intangible assets, net	$5,217	$19,877